UNITED STATES SECURITIES AND EXCHANGE COMMISSION WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-4788

VLC TRUST (Exact name of registrant as specified in charter)

ONE REGENCY PLAZA, PROVIDENCE, RHODE ISLAND 02903 (Address of principal executive offices)

MARGARET D. FARRELL, ESQ. SECRETARY HINCKLEY, ALLEN & SNYDER LLP 50 KENNEDY PLAZA SUITE 1500 PROVIDENCE, RHODE ISLAND 02903 (Name and address of agent for service)

Registrant's telephone number, including area code: (401) 421-1411

Date of fiscal year end: October 31

Date of reporting period: April 30, 2008

      Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

      A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

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ITEM 1

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1)

REPORT OF THE PRESIDENT AND CHAIRMAN April 30, 2008

Nobody is pleased about the state of the U.S. economy. However, as an investor in municipal bonds, what are the prospects for your investment in the Ocean State Tax Exempt Fund ("the Fund")?

      Investor pessimism or "gloom and doom" have historically helped boost fixed-income markets, like municipal bonds, as investors seek out safer alternatives to the equity markets. Certainly, credit worries have caused wide swings over the past six months in municipal market valuations. During the period municipal bond prices even dipped to where some maturities were offering yields above comparable treasuries--on a pre-tax basis! Once rational behavior returned municipals rebounded as market concerns over the soundness of private municipal insurers and the gridlock of the auction rate securities market dissipated.

      The Federal Reserve Bank appears done for the time being with their program of rate cuts that have brought the funds rate down to 2%. Their posture seems focused more on boosting the faltering U.S. economy and U.S. financial system in the midst of the on-going weakness in real estate and not on traditional inflationary concerns. In fact, they expect "inflation to moderate in coming quarters, reflecting a projected leveling-out of energy and other prices and an easing of pressures on resource utilization."

      In many ways our concerns are similar to what they were six months ago including: recession fears, sub-prime debt concerns, inflation, weak U.S. dollar, housing slump and sagging consumer spending. However, with the Fund we take a long-term approach to investing, regardless of the market environment. As long as income taxes remain high investing in tax-exempt municipal bonds will remain cornerstone to tax avoidance strategies for those in higher tax brackets.

      Regardless of what the future may hold the Fund's investment objective of preservation of principal with a high level of current net income exempt from Rhode Island and Federal taxes for Rhode Island investors holds true in any investment environment.*

Sincerely yours,

Alfred B. Van Liew President	John H. St. Sauveur Chairman of the Board of Trustees

* For certain investors, some dividends may be subject to Federal and State taxes.

NOT A PART OF THE SEMI-ANNUAL REPORT

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OCEAN STATE TAX EXEMPT FUND INVESTMENT PERFORMANCE REVIEW as of April 30, 2008 (unaudited)

	November 1, 2007 through April 30, 2008	Prior Fiscal Year Ended October 31, 2007	May 1, 2003 through April 30, 2008	May 1, 1998 through April 30, 2008

Total Rate of Return (b)
Based on:
Net Asset Value	2.20%	1.24%	2.20%	3.47%
Offering Price	(5.97)%	(2.78)%	1.36%	3.04%

	As of April 30, 2008	As of October 31, 2007

30-day Current Yield
Based on:
Net Asset Value	2.37%	2.28%
Offering Price	2.27%	2.19%

30-day Tax-Equivalent Yield (a)
Based on:
Net Asset Value	4.05%	3.90%
Offering Price	3.88%	3.74%

      The Ocean State Tax Exempt Fund has placed a high priority on capital preservation while at the same time striving for competitive after-tax investment returns. The Fund has maintained the weighted average maturity of the portfolio at 9.5 years as of April 30, 2008.

The average quality rating of the investments, in the following table was Aaa/AAA (Moody's and Standard & Poor's bond rating services).

Portfolio Quality Analysis

	% of Total Portfolio
Rating	as of 4/30/08	as of 10/31/07

Aaa/AAA	67.31%	76.12%
Aa/AA	27.54%	19.93%
A	5.15%	2.33%
Baa/BBB	0%	1.62%
Not Rated	0%	0%

The Fund will continue its policy of seeking the highest tax advantaged yields available, consistent with maintaining quality and diversification objectives.

(a)

For 2007, shareholders were subject to a maximum Federal tax rate of 35% and a Rhode Island tax rate of 9.90% of Federal taxable income. All dividend income is exempt from local, state and Federal taxes for Rhode Island residents. Capital gains taxes will apply to any distributed capital gains.

(b)

Past performance is no guarantee of future results. Total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The offering price reflects a maximum sales charge of 4.00%.

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Fund Expenses Borne by Shareholders During the Period from November 1, 2007 through April 30, 2008.

      As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, November 1, 2007 through April 30, 2008.

Actual Expenses

      The first line in the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

      The second line in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expenses ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Expenses Table

      Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value 11/1/07	Ending Account Value* 4/30/08	Expenses Paid During Period** 11/1/07-4/30/08

Actual	2.02%	$1,000	$1,022	$10.30
Hypothetical	2.02%	$1,000	$1,025	$10.31

*	Ending account value reflects the ending account value assuming the actual return per year before expenses (Actual) and a hypothetical 5% return per year before expenses (Hypothetical).
**

Expenses paid is equal to the annualized expense ratio for the most recent 6 month period, as shown above, multiplied by the average account value over the period multiplied by the number of days in the period divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

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OCEAN STATE TAX EXEMPT FUND STATEMENT OF ASSETS AND LIABILITIES as of April 30, 2008 (unaudited)

ASSETS

Investments at value (identified cost $19,692,411) (Note 1A)	$20,146,592
Cash	1,117,544
Interest receivable	245,146
Prepaid expenses	2,671

Total Assets	$21,511,953

LIABILITIES

Distribution payable to shareholders	$ 18,626
Accrued management fees	10,107

Total Liabilities	$ 28,733

Net Assets	$21,483,220

Net Assets consist of:
Shares of beneficial interest at par ($.01/share)	$ 21,587
Additional paid-in capital	21,120,763
Accumulated net realized gain on investment transactions	(40,855)
Distributions in excess of net investment income	(72,456)
Net unrealized appreciation of investments	454,181

Total--Representing Net Assets at Value for 2,158,663 Shares Outstanding	$21,483,220

Computation of Net Asset Value & Offering Price:
Net Assets	$21,483,220
Divided by number of shares outstanding	2,158,663
Net asset value	$ 9.95

Offering price	$ 10.36

See Notes to Financial Statements.

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OCEAN STATE TAX EXEMPT FUND STATEMENT OF OPERATIONS For the period ended April 30, 2008 (unaudited)

Investment Income
Interest income (Note 1C)		$502,391
Expenses:
Transfer agent fees	$ 47,424
Adviser fees (Note 2)	38,114
Auditing fees	39,725
Administrator fees (Note 2)	27,225
Legal fees and expenses	27,986
Trustees fees and expenses	12,250
Custody	9,946
Distribution expenses (Note 5)	7,897
Shareholder reports	4,116
Miscellaneous expenses	2,117
Pricing fees	1,599
Registration fees	1,225
Insurance	615

	$220,239
Net Investment Income		$282,152

Realized and Unrealized Gain/(Loss) on Investments
Net Realized Gain/(Loss) on Investments	$ (50,051)
Net Change in Unrealized Appreciation/(Depreciation) of Investments	9,423

Net Realized and Unrealized Loss on Investments		(40,628)

Net Increase in Net Assets Resulting from Operations		$241,524

See Notes to Financial Statements.

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OCEAN STATE TAX EXEMPT FUND STATEMENTS OF CHANGES IN NET ASSETS

	For the Period Ended April 30, 2008	Fiscal Year Ended October 31, 2007
	(unaudited)

Increase (Decrease) in Net Assets Resulting from:
Operations:
Net investment income	$ 282,152	$ 732,484
Net realized gain/(loss) on investments	(50,051)	(27,189)
Change in unrealized appreciation/(depreciation of investments)	9,423	(396,572)

Net increase in net assets resulting from operations	$ 241,524	$ 308,723

Dividends and distributions to shareholders from:
Net investment income ($.13 per share in 2008 and $.31 per share in 2007)	(282,152)	(732,484)

Total distributions to shareholders	(282,152)	(732,484)

Net (decrease) from fund share transactions (Note 4)	(636,335)	(3,610,783)

Total (decrease) in net assets	(676,963)	(4,034,544)

NET ASSETS:
Beginning of period	22,160,183	26,194,727

End of period	$21,483,220	$22,160,183

Distribution in excess of net investment income	(72,456)	(72,456)

See Notes to Financial Statements.

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OCEAN STATE TAX EXEMPT FUND FINANCIAL HIGHLIGHTS For a share outstanding throughout each period.

The following data includes selected data and other performance information derived from the financial statements.

	Six Months Ended 4/30/08	Fiscal Year Ended 10/31/07	Fiscal Year Ended 10/31/06	Fiscal Year Ended 10/31/05	Fiscal Year Ended 10/31/04	Fiscal Year Ended 10/31/03
	(unaudited)

Per Share Operating Performance:
Net Asset Value, Beginning of Year	$ 9.97	$ 10.15	$ 10.16	$ 10.46	$ 10.48	$ 10.54
Net investment income	.13	.31	.33	.34	.35	.42
Net realized and unrealized gain (loss) on investments	(.02)	(.18)	.02	(.28)	.01	(.03)

Total from Investment Operations	.11	.13	.35	.06	.36	.39

Less Distributions:
Dividends from net investment income	(.13)	(.31)	(.33)	(.34)	(.35)	(.42)
Distribution from net realized gains	(.00)	(.00)	(.03)	(.02)	(.03)	(.03)

Total Distributions	(.13)	(.31)	(.36)	(.36)	(.38)	(.45)

Net Asset Value, End of Year	$ 9.95	$ 9.97	$ 10.15	$ 10.16	$ 10.46	$ 10.48

Total investment return at Net Asset Value (a)	2.20%	1.24%	3.56%	0.56%	3.55%	3.60%
Ratios and Supplemental Data:
Net Assets, End of Year (000's omitted)	$21,483	$22,160	$26,195	$28,169	$31,585	$33,115
Ratio of expenses to average net assets (b)	1.01%	1.66%	1.49%	1.39%	1.24%	1.06%
Ratio of net investment income to average net assets (c)	1.29%	3.05%	3.28%	3.27%	3.40%	3.82%
Portfolio turnover	0%	6%	1%	13%	15%	19%

Fund expenses per share	.10	.17	.15	.14	.13	.12

Net investment income per share	.13	.31	.33	.34	.35	.42

(a)	Total investment return does not reflect sales load. 2008 total investment return is not annualized.
(b)	2008 ratio of expenses to average net assets is not annualized.
(c)	2008 ratio of net investment income to average net assets is not annualized.

Average share method was used to calculate financial highlights.

See Notes to Financial Statements.

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OCEAN STATE TAX EXEMPT FUND NOTES TO FINANCIAL STATEMENTS April 30, 2008 (unaudited)

NOTE 1 Significant Accounting Policies

      VLC Trust (the "Trust") is a Massachusetts business trust organized on August 1, 1986 and registered under the Investment Company Act of 1940, as amended, as a non diversified, open-end management investment company. The Declaration of Trust permits the Trustees to create additional portfolios (funds). As of April 30, 2008 there is only one fund, Ocean State Tax Exempt Fund (the "Fund"). The objective of the Fund is to seek to provide as high a level of current income, exempt from Rhode Island and Federal income taxes, as is consistent with preservation of capital. The Fund invests primarily in obligations which pay interest exempt from Rhode Island and Federal income taxes. The Fund commenced operations on December 8, 1986.

      At April 30, 2008, 90.65% of the Fund's net assets are invested in Rhode Island municipal securities. Economic changes affecting the state in certain of its public bodies and municipalities may affect the ability of the issuer to pay the required principal and interest payments of the municipal securities. In order to reduce risk associated with such factors on April 30, 2008, 86.06% of the portfolio of investments have credit enhancements backing them which the Fund relies on, such as: Letters of credit, insurance, or guarantees. FSA provides the largest total enhancements for the Fund, representing 25.94% of the portfolio.

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

      A) Security Valuation: The net asset value per share (NAV) for the Fund is determined at 4:30 p.m., Eastern Time, on each business day the New York Stock Exchange is open. Due to the fact that the market for municipal securities is a dealer market with no central trading location or continuous quotation system, the Fund has developed a method to determine the current fair value of portfolio securities that accurately reflects the value of the Fund. This method reflects a combination of prices derived from market inputs on a weekly basis, which are adjusted daily, based on estimated fair value using methods determined by the Trustees and applied on a consistent basis.

      Once a week, the Fund uses a national pricing service to obtain values for its portfolio securities. Valuations furnished by a pricing service are believed to reflect the fair value of such securities based on appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, broker quotes and other local market conditions. The Fund will also use values from the pricing service on volatile municipal market days. The Fund then utilizes a pricing matrix based on the Bond Buyer 40 Municipal Bond Index to adjust valuations as needed on a daily basis between dates when values are obtained from the pricing service. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities.

Securities having an original maturity of less than sixty days are valued at cost adjusted for amortization of premiums and accretion of discounts.

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OCEAN STATE TAX EXEMPT FUND NOTES TO FINANCIAL STATEMENTS--(Continued) April 30, 2008 (unaudited)

      Other securities, for which the pricing service is unable to provide a value, are appraised in good faith at fair value using methods determined by the Trustees and applies on a consistent basis. The Trustees monitor the valuation of the Fund's municipal bond through receipt of periodic reports from the Adviser. At April 30, 2008 there were no securities fair valued.

      B) Security Transactions and Related Investment Income: Security transactions are accounted for on a trade date basis (date the order to buy or sell is executed). Interest income is recorded on the accrual basis. The specific identification method is used for determining net realized gains and losses for both financial statement and Federal income tax purposes.

      C) Federal Income Taxes: The Fund's policy is to comply with the provisions of subchapter M of the Internal Revenue Code available to regulated investment companies and distribute to shareholders all of its net income, including any net realized gain on investments. Accordingly, no provision for Federal income tax or excise tax is necessary. Dividends paid by the Fund from net interest on tax-exempt municipal bonds are not includable by shareholders as gross income for Federal income tax purposes, because the Fund intends to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies which will enable the Fund to pay tax-exempt interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986 may be considered a tax preference item to shareholders.

The tax character of distributions as reported on the Statements of Changes in Net Assets for the years ended October 31, 2007 and 2006 were as follows:

	2007	2006
Tax-Exempt Income	$729,197	$878,381
Long-Term Capital Gains	0	92,289
Taxable Ordinary Income	3,287	3,072

      The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States. The book/tax differences are either considered temporary or permanent in nature. Temporary differences are generally due to differing book and tax treatments of market discounts. Permanent differences are generally due to the treatment of market discount upon disposition. Permanent book and tax basis differences may result in reclassifications to undistributed (distributions in excess of) net investment income, accumulated net realized gain (loss) and paid-in capital.

As of October 31, 2007 the components of distributable earnings on a tax basis were as follows:

Unrealized Appreciation	$466,652
Undistributed Tax-Exempt Income
Capital Loss Carryforward	(25,706)
Capital Loss Carryforward expires on 10/31/14.

D) Distributions to Shareholders: Dividends from net investment income are declared daily and distributed monthly. Capital gains distributions, if any, are declared and distributed annually.

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OCEAN STATE TAX EXEMPT FUND NOTES TO FINANCIAL STATEMENTS--(Continued) April 30, 2008 (unaudited)

NOTE 2 Advisory and Administrative Services and Other Affiliated Transactions

Van Liew Capital Inc. is the Adviser and the Administrator to the Fund. The Fund pays Van Liew Capital Inc. at the following annual rates for the adviser and administrator services, respectively:

.35 and .25 of 1% of the first $200 million of average daily net assets.
.30 and .20 of 1% of average daily net assets over $200 million.

      The Fund does not pay fees to Trustees affiliated with the Adviser or to any of its officers. The Fund pays Trustees who are not interested persons of the Fund an annual retainer plus $250 per meeting attended. The annual retainer at April 30, 2008 was $2,000. The Chairman of the Board of Trustees annual retainer is $4,000. The Chairman of the Audit Committee's annual retainer is $2,500.

Legal fees and expenses of $15,248 were paid to a firm of which the Fund's Secretary is a partner.

      Van Liew Securities, Inc., a subsidiary of the Adviser, is the Distributor of the Fund (the "Distributor"). During the period November 1, 2007 through April 30, 2008, the Distributor received $2,405 in commissions as a result of Fund share sales.

NOTE 3 Investment Transactions

      During the period ended April 30, 2008 purchases and sales of investment securities, other than short-term investments, aggregated $ 0 and $1,717,781, respectively. The aggregate cost of investments for Federal income tax purposes was $19,692,411. At April 30, 2008, gross unrealized appreciation on investment securities was $480,100 and gross unrealized depreciation on investment securities was $25,919.

NOTE 4 Shares of Beneficial Interest

      The authorized capital of the Fund consists of unlimited number of shares of beneficial interest with par value of one cent per share. Transactions in shares of beneficial interest and in dollars were as follows:

	Shares	Amount

Balance at 10/31/06	2,581,330	$25,389,468
Shares sold	69,749	701,681
Shares issued in reinvestment of dividends	35,912	361,044
Shares redeemed	(464,776)	(4,673,508)

Net decrease	(359,115)	(3,610,783)

Balance at 10/31/07	2,222,215	$21,778,685

Shares sold	22,579	227,095
Shares issued in reinvestment of dividends	15,120	150,515
Shares redeemed	(101,251)	(1,013,945)

Net decrease	(63,552)	(636,335)

Balance at 4/30/08	2,158,663	$21,142,350

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OCEAN STATE TAX EXEMPT FUND NOTES TO FINANCIAL STATEMENTS--(Continued) April 30, 2008 (unaudited)

NOTE 5 Distribution Plan

      The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 (the "Rule") of the Investment Company Act of 1940 (the "Act"). The Rule provides in substance that the Fund may not engage directly or indirectly in financing any activity which is primarily intended to result in the sale of its shares except pursuant to a plan adopted under the Rule. Under the Plan, the Fund is authorized to pay for the printing of all prospectuses, statements of additional information and reports and notices to shareholders, even those which are not sent to existing shareholders. The Plan paid $7,897 during fiscal year 2008.

NOTE 6 Disclosure in the Tax Section of the Notes

      On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions will "more-likely-than-not" be sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the Fund's current fiscal year. The implementation of FIN 48 did not result in any unrecognized tax benefits and management has concluded that no provision is required in the Fund's accompanying financial statements, however each of the open tax years (2005--2007) remains subject to examination by the Internal Revenue Service.

NOTE 7 Disclosure in Valuation Section of the Notes

      In September 2006, FASB Statement No. 157, Fair Value Measurements (the "Statement") was issued, and is effective for fiscal years beginning after November 15, 2007 and for all interim periods within those fiscal years. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements. Management is evaluating the application of the Statement to the Fund, and believes the impact will be limited to expanded disclosures resulting from the adoption of this Statement on the Fund's financial statements.

NOTE 8 Basis for the Board of Trustees Approving the Investment Advisory Agreement (unaudited)

      The Advisory Agreement between the Fund and the Adviser became effective in March of 1988. The Advisory Agreement was initially approved by the holders of a majority of the outstanding shares of the Fund and had an initial term of one year and thereafter is renewed annually. Each annual renewal of the Advisory Agreement must be approved by a majority of the Board of Trustees or by a majority of the holders of the Fund's outstanding voting securities. In addition, each annual renewal is approved by a vote of a majority of the members of the Board of Trustees who are not parties to the agreement or interested parties of any such party, cast in person at a meeting called for such purpose. On November 20, 2007 the Board of Trustees, including a majority of the disinterested trustees, approved the continuation of the Advisory Agreement. In approving the Advisory Agreement, the Board of Trustees considered the qualifications of the Adviser, the scope of the services to be provided to the Fund, the prior performance of the Adviser, the services to be provided to the Fund, and the fee and expenses ratios as compared to a peer group of funds. As part of this

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OCEAN STATE TAX EXEMPT FUND NOTES TO FINANCIAL STATEMENTS--(Continued) April 30, 2008 (unaudited)

approval process, the Board of Trustees considered quarterly reports provided by the Adviser during the year regarding the performance of the Fund and reviewed the basic future strategy of the Adviser with regard to the Fund. In addition, before the Board of Trustees' meeting to decide on whether to renew the Advisory Agreement, the Adviser was requested to provided the Board of Trustee with information and material about the Adviser and its services to the Fund.

      As part of its evaluation of the Adviser, the Board of Trustee considered the nature, extent and quality of services to be provided to the Fund by the Adviser. The Board of Trustee noted that the Adviser has significant experience providing investment advice involving fixed-income securities and is qualified to provide investment advisory services to the Fund. Furthermore, the Board of Trustees took into account the absence of shareholder complaints and compliance issues. The Board of Trustees then considered the prior performance of the Adviser, including the investment results achieved by the Adviser for the Fund and the investment results of other investment companies with similar investment objectives. The Board of Trustees determined that the prior performance of the Adviser was reasonable in comparison to the relevant benchmarks and that of comparable investment companies, in light of general market conditions. The Board of Trustees considered information relating to the Fund's fees, costs and expense ratios and compared such fees, cost and expense ratio to competitive industry fee structures and expense ratios. The Board also considered whether the Adviser would receive any fall-out benefits through its relationship with the Fund. The Board of Trustees noted that, except for the Distributor, none of the Fund's other service providers are affiliates of the Adviser, and the Distributor has reallocated any load on sales of Fund Shares to the selling group, and determined, therefore, there are no fall-out benefits accruing to the Adviser. In addition, the Board of Trustees considered the Adviser's cost of providing services to the Fund and noted that the Adviser's compensation is reasonable in comparison to other advisory compensation and that the Adviser includes in its advisory fee all expenses associated with administrative services to the Fund. The Board of Trustees noted that every effort is made to share economies of scale with the Fund's shareholders, but given the size of the Fund, its economies of scale are less than that of a larger fund family.

      In its deliberations, the Board of Trustees did not identify any single consideration or particular piece of information that was all important or controlling in determining whether to approve the Advisory Agreement, although significant weight was accorded the advisory fee levels relative to industry averages for comparable funds based on the comparative data presented at the meeting. The Board of Trustees evaluated all information presented to it and determined that the compensation paid to the Adviser under the Advisory Agreement was fair and reasonable in light of the services to be performed and such other matters as the Board of Trustees considered relevant in the exercise of its reasonable judgment. Also, the Board of Trustees concluded that it was satisfied with the Adviser's services, personnel and investment strategies and that it was in the best interests of the Fund to continue its relationship with the Adviser.

NOTE 9 Tax Information (unaudited)

      For the year ended October 31, 2007 the amount of long-term capital gain distributions designated by the Fund was $0. The amount of tax exempt interest dividends distributed by the Fund was $729,197. The amount of ordinary income dividends distributed by the Fund was $3,287.

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OCEAN STATE TAX EXEMPT FUND PORTFOLIO OF INVESTMENTS as of April 30, 2008 (unaudited)

Principal Amount		Ratings Moody's/ Standard & Poor's (b)	Value (Note 1)

MUNICIPAL SECURITIES (93.78%) (a)
Rhode Island General Obligation and Revenue (63.74%) (a)
$ 500,000	Barrington School District 5.00%, 10/1/14	Aa-2/NR	$ 521,400
250,000	Cranston General Obligation FSA Insured 5.00%, 2/15/24	Aaa/AAA	258,723
250,000	Cranston General Obligation FSA Insured 5.00%, 2/15/22	Aaa/AAA	260,540
225,000	Middletown General Obligation 4.00%, 7/15/12	Aa-2/NR	233,348
200,000	North Kingstown General Obligation FGIC Insured 5.70%, 10/1/18	Aa-3/NR	211,140
250,000	North Providence General Obligation FSA Insured 4.00%, 10/15/17	Aaa/AAA	253,788
365,000	Narragansett Bay Wastewater Systems MBIA Insured 5.00%, 8/1/27	Aaa/AAA	373,202
500,000	Providence General Obligation FSA Insured 5.00%, 7/15/14	Aaa/AAA	548,125
150,000	Providence Public Bldg. Auth. MBIA Insured 5.50%, 12/15/13	Aaa/AAA	151,815
500,000	Providence Public Bldg. Auth. AMBAC Insured 5.125%, 12/15/14	Aaa/AAA	523,995
685,000	Providence Public Bldg. Auth. FSA Insured 5.00%, 12/15/18	Aaa/AAA	702,858
250,000	Providence Public Bldg. Auth. AMBAC Insured 5.25%, 12/15/15	Aaa/AAA	262,240
500,000	Providence Redevelopment Auth. AMBAC Insured, 5.30%, 4/1/12	Aaa/NR	530,460
200,000	Providence Redevelopment Auth. Radian Insured 4.25%, 9/1/13	NR/AA	204,290
250,000	Warwick General Obligation FSA Insured 4.00%, 7/15/11	Aaa/AAA	258,247
250,000	Warwick General Obligation FSA Insured 4.125%, 7/15/13	Aaa/AAA	258,702
500,000	West Warwick General Obligation 5.00%, 10/15/25	A-3/NR	500,900
225,000	Rhode Island Clean Water MBIA Insured 5.00%, 10/1/18	Aaa/AAA	231,770
500,000	Rhode Island Clean Water MBIA Insured 4.40%, 10/1/25	Aaa/AAA	492,210
650,000	Rhode Island Depositors Economic Protection Corp. MBIA Insured Escrowed to Maturity 6.55%, 8/1/10	Aaa/AAA	679,233
215,000	Rhode Island Depositors Economic Protection Corp. CAPMAC Guaranteed Escrowed to Maturity 6.375%, 8/1/22	Aaa/AAA	264,979
250,000	Rhode Island Depositors Economic Protection Corp. FSA Insured Escrowed to Maturity 5.75%, 8/1/21	Aaa/NR	287,378
395,000	Rhode Island Department of Transportation Grant Anticipation 5.00%, 6/15/10	Aa-3/A+	412,601
500,000	Rhode Island Economic Department of Transportation AMBAC Insured 3.75%, 6/15/13	Aaa/AAA	510,965

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OCEAN STATE TAX EXEMPT FUND PORTFOLIO OF INVESTMENTS--(Continued) (unaudited)

Principal Amount		Ratings Moody's/ Standard & Poor's (b)	Value (Note 1)

MUNICIPAL SECURITIES (a)--(continued)
Rhode Island General Obligation and Revenue (continued)
$ 500,000	Rhode Island Economic Development Corp. Airport Revenue FSA Insured 5.25%, 7/1/12	Aaa/AAA	$ 506,510
395,000	Rhode Island Economic Development Corp. Airport Revenue FSA Insured 5.25%, 7/1/13	Aaa/AAA	400,084
545,000	Rhode Island Economic Development Corp. Airport Revenue FSA Insured 5.25%, 7/1/14	Aaa/AAA	551,905
450,000	Rhode Island Economic Development Corp. Airport Revenue FSA Insured 5.00%, 7/1/18	Aaa/AAA	455,278
250,000	RI COPS Kent County Courthouse MBIA Insured 5.00%, 10/1/22	Aaa/AAA	258,565
500,000	Rhode Island Refunding Bond Authority AMBAC Insured 5.25%, 2/1/10	Aaa/AAA	505,960
500,000	Rhode Island General Obligation MBIA Insured 5.00%, 9/1/18	Aaa/AAA	524,545
1,000,000	Rhode Island General Obligation FGIC Insured 5.50%, 9/1/16	Aa-3/AA	1,048,420
250,000	Rhode Island Cons. Cap. Dev. FGIC Insured 5.00% 9/1/16	Aa-3/AA	254,830
250,000	Rhode Island Cons. Cap. Dev. FGIC Insured 5.00%, 9/1/15	Aa-3/AA	254,830

	Total Rhode Island General Obligation and Revenue		$13,693,836

Rhode Island Health & Education Building Corporation (21.60%) (a)
$ 100,000	University of Rhode Island AMBAC Insured 5.20%, 9/15/15	Aaa/AAA	$ 107,213
300,000	University of Rhode Island AMBAC Insured 5.20%, 9/15/16	Aaa/AAA	321,639
100,000	Bryant College AMBAC Insured 4.60%, 6/1/12	Aaa/AAA	105,656
250,000	Salve Regina College Radian Insured 5.25%, 3/15/18	NR/AA	258,220
750,000	Johnson & Wales College MBIA Insured 5.00%, 4/1/29	Aaa/AAA	758,445
500,000	Johnson & Wales College XL Capital 5.25%, 4/1/14	A-3/A-	536,080
250,000	Rhode Island School of Design MBIA Insured 4.40%, 6/1/15	Aaa/AAA	259,542
585,000	Rhode Island School of Design MBIA Insured 4.60%, 6/1/17	Aaa/AAA	605,299
500,000	St. Antoine Residence LOC-Allied Irish Bank 6.125%, 11/15/18	Aa-2/NR	513,470
100,000	Providence Public Schools Financing FSA Insured 5.50%, 5/15/16	Aaa/AAA	113,317
500,000	Rhode Island Public School Financing FSA Insured 5.00%, 5/15/20	Aaa/AAA	536,005

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OCEAN STATE TAX EXEMPT FUND PORTFOLIO OF INVESTMENTS--(Continued) (unaudited)

Principal Amount		Ratings Moody's/ Standard & Poor's (b)	Value (Note 1)

MUNICIPAL SECURITIES (a)--(continued)
Rhode Island General Obligation and Revenue (continued)
$ 30,000	Lifespan MBIA Insured 5.75%, 5/15/23	Aaa/AAA	$ 30,343
500,000	Times 2 Academy LOC-Citizens Bank 5.00%, 12/15/24	Aa2/NR	494,970

	Total Rhode Island Health & Education Building Corporation		$ 4,640,199

Rhode Island Housing & Mortgage Finance Corporation (5.31%) (a)
$ 200,000	3.95%, 10/1/15	Aa-2/AA+	$ 199,740
950,000	4.30%, 10/1/17	Aa-2/AA+	941,270

	Total Rhode Island Housing & Mortgage Finance Corporation		$ 1,141,010

	TOTAL RHODE ISLAND BONDS (90.65%) (a)		$19,475,045

Puerto Rico Bonds (3.13%) (a)
$ 500,000	Puerto Rico Electric Power Authority MBIA Insured 5.125%, 7/1/29	Aaa/AAA	$ 550,121
120,000	Puerto Rico Municipal Finance Auth. FSA Insured 5.50%, 7/1/17	Aaa/AAA	121,426

	TOTAL PUERTO RICO BONDS (3.13%) (a)		$ 671,547

	TOTAL INVESTMENTS (Cost $19,692,411)(91.66%) (a)		$20,146,592

	OTHER ASSETS AND LIABILITIES (6.22%)		$ 1,336,628

	TOTAL NET ASSETS (100%)		$21,483,220

(a)	Percentages indicated are based on net assets of $21,483,220 at April 30, 2008 (total investments plus cash and receivables less liabilities) which corresponds to a net asset value per share of $9.95.
(b)

These municipal securities meet the four highest ratings assigned by Moody's Investors Service, Inc. or Standard & Poor's Corp. or where not rated, are determined by the Fund to be of comparable quality within the guidelines approved by the directors and are unaudited. The ratings indicated are the most current available and are unaudited. When bonds are rated differently by Moody's Investors and Standard & Poors, the higher rating has been reported. The rating NR means it is not rated by Moody's Investors or Standard & Poors. Certain securities have credit enhancement features backing them. Without these enhancement features the securities may or may not meet the quality standards of other securities purchased by the Fund. (See Note 1)

(c)	Abbreviations used:
	AMBAC--	American Municipal Bond Assurance Corp.
	CGIC--	Capital Guaranty Insurance Co.
	FGIC--	Financial Guaranty Insurance Co.
	FSA--	Financial Security Assurance Inc.
	MBIA--	Municipal Bond Investors Assurance Corp.
	LOC--	Letter of Credit
	CAPMAC--	Capital Markets Assurance Corp.
	Radian--	Radian Insurance Co.

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Trustees and Officers

The Trustees of the Fund are responsible for the management and direction of the business and affairs of the Fund. The Trustees and officers of the Fund, their affiliations, if any, with the Adviser, and their principal occupations during at least the past five years are set forth below. Trustees who are "interested persons" of the Fund as that term is defined in the 1940 Act are designated with an (*) asterisk. Age of the Trustee is in parentheses ( ). The VLC Trust consists of one investment portfolio. The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q is available on the Commissions website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund's Statement of Additional Information includes additional information about Trustees and is available along with Form N-Q, without charge and upon request, by calling 401-421-1411.

Name, Address and Age	Position(s) Held with Fund	Principal Occupation(s) During Past Five Years

Alfred B. Van Liew *(73) One Regency Plaza Suite One Providence, Rhode Island 02903	President (since 1987) and Trustee (since 1986)

Managing Partner of the Adviser since 1984; Director of the Distributor since May 1990; Chairman and Chief Executive Officer of Van Liew Trust Company, a Rhode Island chartered trust company; Trustee of Preserve Rhode Island since 1971; Adviser to the National Trust for Historic Preservation since 1983; Trustee of St. Andrew's School since 1984; Trustee of The Seamen's Institute, Newport, Rhode Island since 1994.

John St. Sauveur (72) 219 Great Road North Smithfield, Rhode Island 02896	Chairman (since 2006) and Trustee (since 1992)

Director of the Adviser until 2005; President and CEO, WestBank Realty Corporation; Director, Community College of Rhode Island Foundation; Chairman, Woonsocket Industrial Development Corporation; Chairman, Greater Woonsocket Industrial Development Foundation; Vice-Chairman, North Smithfield Industrial Development Commission; a Vice President and Director, Rhode Island Chamber of Commerce Federation; Member, Rhode Island State Job Training Coordination Council; Finance Chairman, Landmark Health System; Trustee, Landmark Medical Center; Commissioner of the Rhode Island Resource Recovery Corporation (1992-present); Chairman, The Rehabilitation Hospital of Rhode Island; Director and Corporate Secretary, Gooding Realty Corporation.

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Name, Address and Age	Position(s) Held with Fund	Principal Occupation(s) During Past Five Years

Mary Ann Altrui (64) 75 Meridian Street Providence, Rhode Island 02908	Trustee (since 2001)

Former Executive Director of St. Antoine Residence and Villa at St. Antoine (1988-present); Director of Diocesan Elder Care Services (1997-present); oversight responsibility for St. Clare Home (a 44-bed nursing facility in Newport, RI); Founding Member with St. Elizabeth Community, Scandinavian Home, and Steere House of "CareLink" (a management service organization incorporated in 1977); Member of American College of Health Care Administrators; Board Member of Visiting Nursing Services of Greater Rhode Island; Advisory Committee Member for the Diocese of Providence, the State of Rhode Island and the Nonprofit Association of Facilities and Services for the Aging.

Milton C. Bickford, Jr. (76) 147 Beavertail Road Jamestown, Rhode Island 02835	Trustee (since 1987)	Private investor since 1989; Director (Chairman 1999-2002) of AAA Southern New England; Director, AAA Southern New England Bank (1999-2005); Trustee, National Traffic Safety Foundation (1999-2000).

Meredith A. Curren (48) 75 Pennsylvania Avenue Warwick, Rhode Island 02888	Trustee (since 2001)

Chief Executive Officer, Pease & Curren, Inc. (refiners of precious metals) since 1990; Director, Bancorp Rhode Island, Inc. and Bank Rhode Island; Board Member, Providence Jewelers Club; Board Member, Providence Chamber of Commerce; Partner, SVP RI, Social Venture Partners of RI.; Board Member, Research Engineering & Manufacturing, Inc.

Michael E. Hogue (64) 116 Chestnut Street Providence, Rhode Island 02903	Trustee (since 1989)

Managing Partner, eTime (insurance services) (February 2002-present); President, VIAcorp (financial services) (June 1994-present); Assistant Professor of Insurance at the Wharton School, University of Pennsylvania; Trustee Emeritus, Trinity Repertory Company (1997-present); President, Jewelry District Association (1999-present).

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Name, Address and Age	Position(s) Held with Fund	Principal Occupation(s) During Past Five Years

Arthur H. Lathrop (53) 3 Orleans Court Westerly, Rhode Island 02891	Trustee (since 2001)

In practice as a Certified Public Accountant (sole proprietor) in Westerly, RI (1991-present); Director and Audit Committee member, Newport Federal Savings Bank and Newport Bancorp, Inc. (2005-present); Trustee, Westerly Savings Bank (1993-2005); Trustee and Treasurer, River Bend Cemetery Company (1990-present); Incorporator, Community Health Company of Westerly, Inc. (1989-present); Incorporator, Memorial & Library Association of Westerly (2004-present).

Lawrence B. Sadwin (62) 18 Oyster Point Warren, Rhode Island 02885	Trustee (since 2001)

President, Friends of World Heart Foundation; President, Lifestyle Security, LLC (since August 2002), Division Marketing Leader for General Electric (2000-2002); Chief Operating Officer (1999-2000), Regional Manager (1998-1999), Recruiter (1997-1998) and Long Term Care Specialist (1997) for Travelers/NET Plus, Inc.; Consultant (1994-1997), MGS Holding Corporation; Member-At-Large, National Board of Directors, American Heart Association; Member, National Leadership Council, Research America; Chairman, Landmark Medical Center; Member and counsel to public representatives, National Institution of Health; Chairman, American Heart Association (2001-2002).

Samuel H. Hallowell, Jr. (60) One Regency Plaza Suite One Providence, Rhode Island 02903	Vice President (since 1989)	Partner of the Adviser and Vice President, Van Liew Trust Company (1984-present); Secretary and past Secretary, Audubon Society of Rhode Island.

Joseph J. Healy (40) One Regency Plaza Suite One Providence, Rhode Island 02903	Vice President (since 1996)

Investment Officer, Fund controller and primary trader of the Adviser (1992-2000); Vice President of the Adviser (1992-2000); Vice President,Van Liew Trust Company (1996-present); President and General Securities Principal of the Distributor (1993-present).

Kevin M. Oates (47) One Regency Plaza Suite One Providence, Rhode Island 02903	Vice President, Treasurer and Chief Compliance Officer (since 1991)

Partner of the Adviser (1996-present); Chief Operating Officer of the Adviser and Van Liew Trust Company (April 2000-present), Vice President and Treasurer of the Distributor (1991-present); Vice President-Administration of the Adviser (1991-2000).

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Name, Address and Age	Position(s) Held with Fund	Principal Occupation(s) During Past Five Years

Margaret D. Farrell (58) 1500 Fleet Center Providence, Rhode Island, 02903	Secretary (since 1986)

Partner, Hinckley, Allen & Snyder LLP, general legal counsel to the Fund (1981-present); Secretary, Bancorp Rhode Island, Inc. and Bank Rhode Island; Director, Care New England Health System; Director, Women & Infants Corporation; Trustee, Women and Infants Hospital of Rhode Island; Secretary, Astro-Med, Inc. (manufacturer of graphic recording and printing systems).

Privacy Policy

      The Van Liew Companies and Ocean State Tax Exempt Fund have always been committed to ensuring your financial privacy. We do not sell personal information to anyone. We recognize and respect the privacy of our customers. This notice is being sent to comply with the privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers.

•	Only such information received from you, through application forms or otherwise, and information about your transactions will be collected.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). We do not disclose nonpublic personal information about you to non-affiliated third parties.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

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Investment Adviser & Administrator

Van Liew Capital Inc. One Regency Plaza, Suite One Providence, Rhode Island 02903

Distributor

Van Liew Securities, Inc. One Regency Plaza, Suite One Providence, Rhode Island 02903	(The Portfolio of VLC Trust)

Custodian

PFPC Trust Company Airport Business Center 200 Stevens Drive, Suite 440 Lester, Pennsylvania 19113

Transfer Agent

Ocean State Tax Exempt Fund C/O PFPC, Inc. P.O. Box 9839 Providence, Rhode Island 02903	Semi-Annual Report April 30, 2008 (unaudited)

Independent Registered Public Accounting Firm

Ernst & Young LLP 200 Clarendon Street Boston, MA 02116-5072

Counsel

Hinckley, Allen & Snyder LLP 1500 Fleet Center Providence, Rhode Island 02903

Trustees

John H. St. Sauveur, Chairman Alfred B. Van Liew Mary Ann Altrui Milton C. Bickford, Jr. Meredith A. Curren Michael E. Hogue Arthur H. Lathrop Lawrence B. Sadwin	Interest income exempt from Federal and Rhode Island income taxes from quality municipal bonds.

Officers

Alfred B. Van Liew, President Samuel H. Hallowell, Vice President Joseph J. Healy, Vice President Kevin M. Oates, Chief Compliance Officer and Treasurer Margaret D. Farrell, Secretary

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ITEM 2. CODE OF ETHICS. Not applicable to semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT. Not applicable to semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES. Not applicable to semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS. Not applicable. Registrant is not a listed issuer as defined in Rule 10A-3 of the Securities Exchange Act of 1934.

ITEM 6. SCHEDULE OF INVESTMENTS. Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not applicable. Registrant is an open-end management investment company.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not applicable. Registrant is an open-end management investment company.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFLIATED PURCHASER. Not applicable. Registrant is an open-end management investment company.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS. Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the registrant's disclosure controls and procedures conducted within 90 days of the filing date of this report, the President and Treasurer have concluded that those controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940) provide reasonable assurance that material information required to be disclosed by the registrant in this Form N-CSR has been recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

      (b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of the evaluation described above, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 12. EXHIBITS.

      (a)(1) Any Code of Ethics, or amendment thereto, that is subject to the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. See Item 2.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(i) EX-99.(a) CERT - Certification of President pursuant to Section 302 of the Sarbanes - Oxley Act of 2002 (filed herewith).

(ii) EX-99.(b) CERT - Certification of Vice President and Treasurer pursuant to Section 302 of the Sarbanes - Oxley Act of 2002 (filed herewith).

(b) Certifications of principal executive and principal financial officers required by Rule 30a-2(b) under the Investment Company Act of 1940.

(i) EX-99.906(a) CERT - Certification of President pursuant to Section 906 of the Sarbanes - Oxley Act of 2002 (filed herewith).

(ii) EX-99.906(b) CERT - Certification of Vice President and Treasurer pursuant to Section 906 of the Sarbanes - Oxley Act of 2002 (filed herewith).

SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	VLC Trust ON BEHALF OF OCEAN STATE TAX EMEMPT FUND

Date: June 26, 2008	By:	/s/ Alfred B. Van Liew

Alfred B. Van Liew President

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: June 26, 2008	By:	/s/ Alfred B. Van Liew

Alfred B. Van Liew President

Date: June 26, 2008	By:	/s/ Kevin M. Oates

Kevin M. Oates Vice President & Treasurer

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